Employee Benefit Plan, Description of Plan, Securities Lending Program (Details) - EBP 001 $ in Millions	Dec. 31, 2025 USD ($) Rate
EBP, Description of Plan [Line Items]
EBP, Total Amount of Outstanding Collateralized Loans Issued Under the Plan's Securities Lending Program | $	$ 186
EBP, Total Collateral Held, Including Cash or NonCash, for Loans Outstanding under the Plan's Securities Lending Program, Percentage of Loan Amount Outstanding | Rate	105.00%
Money Market Funds
EBP, Description of Plan [Line Items]
EBP, Amount of Outstanding Loans, Backed by Cash Collateral, Issued Under the Plan's Securities Lending Program | $	$ 137
US Government Corporations and Agencies Securities
EBP, Description of Plan [Line Items]
EBP, Amount of Loans Outstanding, Backed by Non-Cash Collateral, Issued Under the Plan's Securities Lending Program | $	$ 58
Minimum
EBP, Description of Plan [Line Items]
EBP, Total Collateral, Cash or NonCash, Required to be Held for Loans Issued under the Plan's Securities Lending Program | Rate	102.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Total Collateral, Cash or NonCash, Required to be Held for Loans Issued under the Plan's Securities Lending Program | Rate	105.00%